LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASE
Classification Of Lease Liabilities
	September 30, 2022	December 31, 2021
Current portion included in accrued liabilities	$116,243	$107,192
Long term lease liability	95,347	183,589
	$211,590	$290,781

Maturities Of Operating Lease Liabilities
Year ending December 31,
2022	$32,047
2023	129,797
2024	65,702

Total lease payments	$227,546
Less: Imputed interest	(15,956)
Operating lease liability	$211,590

Year ending December 31,
2022	$126,612
2023	129,797
2024	65,702

Total lease payments	$322,111
Less: Imputed interest	(31,330)
Operating lease liability	$290,781